Revenue (Details) - Schedule of deferred revenue consists of customer billings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Revenue Consists of Customer Billings [Abstract]
Balance at beginning of the period	$ 2,171,668	$ 249,804
Add: Billings	8,086,620	4,553,356
Add: Acquired in business combination		1,874,182
Less: Revenue recognized*	(6,923,927)	(4,502,956)
Less: foreign exchange loss	13,029	(1,998)
Balance at end of the period	$ 3,347,390	$ 2,171,668